Annual Total Returns[BarChart] - Vanguard Strategic Equity Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.17%	18.90%	41.54%	13.68%	(1.41%)	17.92%	13.78%	(11.91%)	26.75%	10.27%